CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEET
Notes and accounts receivable - trade, allowances	$ 34	$ 44	$ 44	$ 91
Common Stock, Par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares authorized (in shares)	1,000,000,000.0	1,000,000,000.0	1,000,000,000.0	1,000,000,000.0
Common Stock, Shares issued (in shares)	228,100,000	224,500,000	224,200,000	224,200,000
Treasury Stock (in shares)	1,300,000	200,000	0.0
Accounts Receivable, related party	$ 228	$ 343	$ 373
Accounts payable, related party	$ 660	$ 806	$ 733